DEBT (Tables)	3 Months Ended
Mar. 31, 2014
Debt

As of March 31, 2014 and December 31, 2013, debt is as follows:

	March 31, 2014	December 31, 2013
Short-term debt:
January Private Placements	$2,477,500	$—
February Private Placements	1,382,083	—
Convertible Promissory Notes	—	650,000
Notes Payable	11,378,539	—
Promissory Notes	15,000,000	—

Total short-term debt	$30,238,122	$650,000

Interest Expense

Interest expense for the three months ended March 31, 2014 and 2013 is as follows:

	2014	2013
Accretion of convertible notes to face value	$3,859,583	$—
January and February 2014 Private Placements	578,938	—
Promissory notes to FIN sellers	125,000	—
Accretion of the original issue discount	304,080	—
Change in fair value of derivatives	(3,893,250)	—
Other	28,225	34,311

	$1,002,576	$34,311